NET INCOME PER SHARE	12 Months Ended
Mar. 31, 2012
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
14.	NET INCOME PER SHARE

The following table sets forth the computation of basic and diluted net income per share for years indicated:

	Year ended March 31,
	2010	2011	2012
	$	$	$
Net income attributable to Highway Holdings Limited's shareholders, basic and diluted	420	1,650	184

Shares:
Weighted average common shares used in computing basic net income per share	3,754,988	3,765,276	3,777,850

Effect of dilutive securities:
Weighted average shares from assumed exercise of stock options and issuance of common shares	2,908	11,420	10,452

Weighted average common shares used in computing diluted net income per share	3,757,896	3,776,696	3,788,302

Net income per share, basic	0.11	0.44	0.05

Net income per share, diluted	0.11	0.44	0.05

164,500, 95,000 and 55,000 options to purchase common shares were excluded in the computation of 2010, 2011 and 2012 diluted net income per share respectively as their effects were anti-dilutive.